Document and Entity Information	Mar. 05, 2025
Cover [Abstract]
Entity Registrant Name	SPIRE GLOBAL, INC.
Amendment Flag	false
Entity Central Index Key	0001816017
Document Type	8-K
Document Period End Date	Mar. 05, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address, Address Line One	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false